UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951
Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL February 11, 2005

CONFIDENTIAL TREATMENT IS BEING REQUESTED.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: _15_

Form 13F Information Table Value Total: $__263,076__

List of Other Included Managers: None

Confidential Treatment Requested – Open Risk Arbitrage Positions

Confidential Period	Authority Name of Issuer	Title of Class	CUSIP	Market Value	Shares or Prn amount	Sh or Pr	Opt	Investment Discretion	Other Managers	Voting Sole	Voting Shared	Voting None
3 Months	GREY GLOBAL GROUP INC	COM	39787M108	31086	28260	SH		DEFINED		28260	0	0
3 Months	SELECT MEDICAL CORP	COM	816196109	9895	562200	SH		DEFINED		562200	0	0
3 Months	KMART HLDG CORPORATION	COM	498780105	3453	34900	SH		DEFINED		34900	0	0
12 Months	NEIGHBORCARE INC	COM	64015Y104	5493	178799	SH		DEFINED		178799	0	0
12 Months	NEXTEL COMMUNICATIONS INC	CLA	65332V103	19524	650800	SH		DEFINED		650800	0	0
12 Months	PUBLIC SVC ENTERPRISE GROUP	COM	744573106	43770	845480	SH		DEFINED		845480	0	0
12 Months	VERITAS SOFTWARE CO	COM	923436109	11411	399670	SH		DEFINED		399670	0	0
12 Months	CAESARS ENTMT INC	FRNT4/1	127687AB7	39501	33250000	SH		DEFINED		33250000	0	0
12 Months	GOLD FIELDS LTD NEW	SPONSOREDADR	38059T106	3187	255340	SH		DEFINED		255340	0	0
12 Months	GOLDCORP INC NEW	COM	380956409	3273	217600	SH		DEFINED		217600	0	0
12 Months	GUIDANT CORP	COM	401698105	46865	650000	SH		DEFINED		650000	0	0
12 Months	HOLLYWOOD ENTMT CORP	COM	436141105	2650	202440	SH		DEFINED		202440	0	0
12 Months	INTERNATIONAL STL GROUP INC	COM	460377104	32963	812700	SH		DEFINED		812700	0	0
12 Months	KING PHARMACEUTICALS INC	COM	495582108	7440	600000	SH		DEFINED		600000	0	0
12 Months	KING PHARMACEUTICALS INC	DBCV2.750%11/1	495582AG3	2565	2651000	SH		DEFINED		2651000	0	0

6/18/05